Commitments	12 Months Ended
Jun. 30, 2023
Commitment [Abstract]
Commitments
29.	Commitments

Sales agreements for future delivery

BrasilAgro and its subsidiaries have sales agreements for future delivery with some clients, as shown below:

Crop year 2022/2023
Crop	Delivery date	Quantity	Agreements	Unit	Currency	Price/pernut
Cotton lint	Aug/23-Nov/23	5,125	9	ton	US$	1,920.51
Corn	May/23-Nov/23	292,271	8	bags	R$	42.17
Corn	May/23-Nov/23	668,817	11	bags	US$	7.79
Soybean	Jun/23-Aug/23	148,038	7	bags	R$	122.22
Soybean	Jun/23-Sep/23	370,266	9	bags	US$	24.72
Sugarcane	Apr/23-Dec/23	956,260	1	ton	R$	**

**	The billed price of sugarcane varies according to the Consecana price of the month billed.